21. OTHER CURRENT LIABILITIES (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities
Deferred revenue	CAD 66,449	CAD 73,900
Decommissioning liabilities (Note 23)	1,205	114
Uncertain tax positions	1,315	1,315
Income taxes payable	4,121	2,135
Other	4,234	2,984
Other current liabilities	CAD 77,324	CAD 80,448